INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND
HANCOCK HORIZON VALUE FUND
INVESTMENT OBJECTIVE
The Hancock Horizon Value Fund (the "Value Fund" or the "Fund") seeks long-term capital appreciation with a secondary goal of current income.
FUND FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 92 of this Prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES HANCOCK HORIZON VALUE FUND	INSTITUTIONAL CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	0.75%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
Exchange Fees	none	none		none
[1]	Contingent deferred sales charge ("CDSC") on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES HANCOCK HORIZON VALUE FUND	INSTITUTIONAL CLASS SHARES	CLASS A SHARES	CLASS C SHARES
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	none	none	0.75%
Shareholder Servicing Fees	none	0.25%	0.25%
Other Operating Expenses	0.18%	0.18%	0.18%
Other Expenses	0.18%	0.43%	0.43%
Total Annual Fund Operating Expenses	0.98%	1.23%	0.98%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES HANCOCK HORIZON VALUE FUND (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES	100	312	542	1,201
CLASS A SHARES	644	895	1,165	1,935
CLASS C SHARES	201	621	1,068	2,306

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in U.S. common stocks. The Fund invests in "undervalued" companies with medium to large capitalizations (in excess of $2 billion) that the Adviser believes are of sound financial quality and are actively traded in the market. While capital appreciation is the primary purpose for investing in a company, the Fund will emphasize companies that pay current dividends. Horizon Advisers (the "Adviser") employs a quantitative method of analysis in its investment decision making. These measurable quantitative factors include relative price to earnings ratio, cash flow, increasing growth measured by a company's profitability, earnings surprise, estimate revision, and book value of a company relative to its stock price. The Adviser also considers the sector weighting of peer funds in the Lipper(R) Multi-Cap Value Funds Classification. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

BEST QUARTER	WORST QUARTER
13.54%	(19.39)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/15 to 3/31/15 was 0.20%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

This table compares the Fund's average annual total returns for the periods ended December 31, 2014 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the Institutional Class Shares. After-tax returns for other classes will vary.

Average Annual Total Returns INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES HANCOCK HORIZON VALUE FUND	Label	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	Inception Date
INSTITUTIONAL CLASS SHARES	FUND RETURNS BEFORE TAXES	7.11%	14.30%	7.55%	8.53%	May 31, 2000
INSTITUTIONAL CLASS SHARES FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	3.18%	12.63%	6.32%	7.59%	May 31, 2000
INSTITUTIONAL CLASS SHARES FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.74%	11.22%	6.04%	7.07%	May 31, 2000
CLASS A SHARES	FUND RETURNS BEFORE TAXES	1.27%	12.79%	6.70%	7.87%	May 31, 2000
CLASS C SHARES	FUND RETURNS BEFORE TAXES	6.05%	13.15%	6.49%	7.48%	May 31, 2000
RUSSELL 1000(R) VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000(R) VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	13.45%	15.42%	7.30%	6.78%	May 31, 2000
LIPPER(R) MULTI-CAP VALUE FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)	LIPPER(R) MULTI-CAP VALUE FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)	9.25%	14.18%	6.77%	7.44%	May 31, 2000